DIRECTORS LOAN (Details Narrative) - CAD ($)		1 Months Ended		3 Months Ended		9 Months Ended
	Dec. 13, 2021	Jun. 15, 2022	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
DIRECTORS LOAN
Interest rate		12.00%	10.00%			10.00%
Short term loan		$ 250,000
Principal balance			$ 1,000,000	$ 898,405		$ 898,405		$ 784,947	$ 784,947	$ 648,005
Interest paid	$ 160,000			25,205	$ 25,205	$ 74,342	$ 75,342
Loan bonus share issued, share						16,000,000
Loan bonus share expiration						five years
Exercise price						$ 0.05
Loan Amendment Agreement						$ 100,000
Loan				$ 1,176,470		$ 1,176,470
Bonus warrant exercise price						$ 0.085